SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net (loss) income per common stock (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income	$ (1,744,000)	$ (8,093,000)	$ (26,968,000)	$ (24,645,000)	$ (50,016,000)	$ (28,845,000)
Denominator:
Weighted average shares outstanding, basic	13,173,422	311,823	4,749,849	299,936	309,609	219,100
Weighted average shares outstanding, diluted	13,173,422	311,823	4,749,849	299,936	309,609	219,100
Basic net (loss) income per share	$ (0.13)	$ (25.95)	$ (5.68)	$ (82.17)	$ (161.55)	$ (131.65)
Diluted net (loss) income per share	$ (0.13)	$ (25.95)	$ (5.68)	$ (82.17)	$ (161.55)	$ (131.65)
MedTech Acquisition Corp | Class A Common Stock
Numerator:
Allocation of net (loss) income					$ 4,369,839	$ 3,813,826
Denominator:
Weighted average shares outstanding, basic					23,358,326	25,000,000
Weighted average shares outstanding, diluted					23,358,326	25,000,000
Basic net (loss) income per share					$ 0.19	$ 0.15
Diluted net (loss) income per share					$ 0.19	$ 0.15
MedTech Acquisition Corp | Class B Common Stock
Numerator:
Allocation of net (loss) income					$ 1,169,240	$ 953,457
Denominator:
Weighted average shares outstanding, basic					6,250,000	6,250,000
Weighted average shares outstanding, diluted					6,250,000	6,250,000
Basic net (loss) income per share					$ 0.19	$ 0.15
Diluted net (loss) income per share					$ 0.19	$ 0.15